Debt Securities (Details) - Schedule of Fair Value of Warrant Liabilities - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Securities (Details) - Schedule of Fair Value of Warrant Liabilities [Line Items]
Estimated fair value of common stock warrant (in Dollars per share)	$ 5.22	$ 0.18
Exercise price (in Dollars per share)	$ 10.66	$ 0.4
Expected terms (in years)	5 years	2 years
Dividend yield	0.00%	0.00%
Minimum [Member]
Debt Securities (Details) - Schedule of Fair Value of Warrant Liabilities [Line Items]
Expected volatility	45.00%	45.00%
Risk-free interest rate	4.60%	1.48%
Maximum [Member]
Debt Securities (Details) - Schedule of Fair Value of Warrant Liabilities [Line Items]
Expected volatility	52.00%	52.00%
Risk-free interest rate	5.46%	2.18%